Property, plant and equipment (Details Narrative) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2024 CLP ($) a lb	Dec. 31, 2023 CLP ($) lb	Dec. 31, 2022 CLP ($)
Property Plant And Equipment
Interest costs capitalised | $	$ 897,679	$ 761,764	$ 797,442
Capitalisation rate of borrowing costs eligible for capitalisation	3.25%	3.15%	3.64%
Area of land held	4,751
Area of land held for vines production	4,300
Area of land owned	4,139
Area of land leased	161
Grape production in plant vines | lb	70.0	63.5